July 25, 2019

IMPORTANT NOTICE TO ALL SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.

(the “Company”)

Small Company Value Portfolio

Investment Class Shares (DTSVX)
Institutional Class Shares (WSMVX)

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information

each dated April 30, 2019, with respect to the Small Company Value Portfolio

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS OF THE Small Company Value Portfolio (THE “PORTFOLIO”), IN THE COMPANY’S PROSPECTUS AND IN THE COMPANY’S STATEMENT OF ADDITIONAL INFORMATION.

Effective July 24, 2019, NWQ Investment Management Company, LLC (“NWQ”) no longer serves as a subadviser to the Small Company Value Portfolio (the “Portfolio”). All references to NWQ in the Portfolio’s Summary Prospectus, Prospectus, and Statement of Additional Information are hereby removed.

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If you have any questions regarding the Portfolio or any series of the Company,

please call (866) 591-1568.

Investors Should Retain this Supplement for Future Reference.

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